Investment Securities (Amortized Cost And Estimated Fair Value Of Investments In Debt Securities By Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Securities Available-for-Sale, at Fair value	$ 820,645	$ 1,297,522
Obligations Of U.S. Treasury And Other U.S. Government Sponsored Entities [Member]
Schedule of Investments [Line Items]
Securities Available-for-Sale, Due within one year, Amortized cost	370,043
Securities Available-for-Sale, Due within one year, Fair value	371,657
Securities Available-for-Sale, Total, Amortized cost	370,043
Securities Available-for-Sale, at Fair value	371,657	273,313
Obligations Of States And Political Subdivisions [Member]
Schedule of Investments [Line Items]
Securities Available-for-Sale, Due within one year, Amortized cost	2,121
Securities Available-for-Sale, Due within one year, Fair value	2,133
Securities Available-for-Sale, Due one through five years, Amortized cost	495
Securities Available-for-Sale, Due one through five years, Fair value	527
Securities Available-for-Sale, Total, Amortized cost	2,616
Securities Available-for-Sale, at Fair value	2,660	11,044
Securities Held-to-Maturity, Due within one year, Amortized cost	1,992
Securities Held-to-Maturity, Due within one year, Fair value	1,997
Securities Held-to-Maturity, Total, Amortized cost	1,992
Securities Held-to-Maturity, Total, Fair value	1,997
U.S. Government Sponsored Entities Asset-Backed Securities [Member]
Schedule of Investments [Line Items]
Securities Available-for-Sale, Total, Amortized cost	427,300
Securities Available-for-Sale, at Fair value	444,295	1,011,412
Securities Held-to-Maturity, Total, Amortized cost	818,232
Securities Held-to-Maturity, Total, Fair value	$ 832,577